Summary of Significant Accounting Policies and Critical Accounting Estimates - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash at bank and on hand	$ 208,083	$ 139,597
Short-term bank deposits	950,996	518,117
Cash and Cash Equivalents	$ 1,159,079	$ 657,714	$ 439,180	$ 290,011